SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2022
SHARE CAPITAL
Schedule of information about classes of share capital

As of
	June 30, 2022		December 31, 2021
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$ 0.024 each	50,000,000	1,200	50,000,000	1,200

	June 30, 2022
	Number	RMB
	of shares	‘000
Outstanding and fully paid:
Ordinary shares of US$ 0.024 each
At January 1, 2022	5,976,098	943
Issuance of new shares for equity financing	—	—
Warrants exercised	—	—
Issuance of new shares – share-based compensation to CEO and CFO	132,231	21
At June 30, 2022	6,108,329	964

Schedule of fair value of other than equity instrument explanatory

		February 17,
Grant date (investors and placement agent, respectively)		2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

Grant date (investors and placement agent, respectively)		June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

Schedule of summary of the warrant activity

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at December 31, 2021	1,868,414	$3.50	4.14
Exercisable at December 31, 2021	1,868,414	3.50	4.14
Issued	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding at June 30, 2022	1,868,414	3.50	3.65
Exercisable at June 30, 2022	1,868,414	$3.50	3.65